STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Growth Fund

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Capital Goods - 7.7%
Dover	4,869		408,704
Honeywell International	5,515		737,852
Illinois Tool Works	5,061		719,269
Ingersoll Rand	8,603	[a]	213,354
Lockheed Martin	1,718		582,316
Roper Technologies	2,689		838,457
Trane Technologies	9,756		805,748
TransDigm Group	978	[a]	313,146
			4,618,846
Consumer Durables & Apparel - 2.2%
NIKE, Cl. B	15,603		1,290,992
Consumer Services - .7%
Yum! Brands	5,705		390,964
Diversified Financials - 2.8%
CME Group	2,603		450,085
MSCI	2,950		852,432
The Charles Schwab	11,207	[b]	376,779
			1,679,296
Food & Staples Retailing - 1.1%
Costco Wholesale	2,344		668,345
Food, Beverage & Tobacco - 3.6%
Constellation Brands, Cl. A	2,929		419,901
Mondelez International, Cl. A	7,287		364,933
Philip Morris International	8,688		633,876
The Coca-Cola Company	17,090		756,233
			2,174,943
Health Care Equipment & Services - 5.0%
Abbott Laboratories	5,500		434,005
Boston Scientific	14,860	[a]	484,882
Centene	3,165	[a]	188,033
CVS Health	8,247		489,295
UnitedHealth Group	5,502		1,372,089
			2,968,304
Household & Personal Products - .3%
The Procter & Gamble Company	1,800		198,000
Materials - 1.6%
Celanese	5,190		380,894
FMC	7,218		589,638
			970,532

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Media & Entertainment - 12.3%
Alphabet, Cl. A	2,474	[a]	2,874,664
Charter Communications, Cl. A	1,151	[a]	502,193
Comcast, Cl. A	8,793		302,303
Facebook, Cl. A	12,934	[a]	2,157,391
InterActiveCorp	1,435	[a]	257,195
Netflix	2,593	[a]	973,672
The Walt Disney Company	3,474	[a]	335,588
			7,403,006
Pharmaceuticals Biotechnology & Life Sciences - 9.9%
AbbVie	10,160		774,090
Amgen	3,664		742,803
argenx, ADR	1,399	[a,b]	184,290
Biogen	691	[a]	218,619
Bristol-Myers Squibb	12,205		680,307
Eli Lilly & Co.	2,769		384,116
Johnson & Johnson	1,607		210,726
Merck & Co.	12,784		983,601
Thermo Fisher Scientific	2,261		641,220
Vertex Pharmaceuticals	2,969	[a]	706,474
Zoetis	3,245		381,904
			5,908,150
Real Estate - 1.8%
American Tower	1,827	[c]	397,829
Equinix	1,052	[c]	657,048
			1,054,877
Retailing - 9.3%
Amazon.com	2,028	[a]	3,954,032
Dollar General	2,264		341,887
Lowe's	7,893		679,193
The TJX Companies	12,594		602,119
			5,577,231
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices	9,931	[a]	451,662
Analog Devices	3,206		287,418
Applied Materials	10,459		479,231
Microchip Technology	3,739	[b]	253,504
Micron Technology	22,772	[a]	957,790
NVIDIA	3,874		1,021,186
Qualcomm	7,800		527,670
			3,978,461
Software & Services - 24.8%
Accenture, Cl. A	2,682		437,863
Adobe	3,064	[a]	975,087
Alteryx, Cl. A	2,145	[a,b]	204,140

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 24.8% (continued)
Atlassian, Cl. A		1,956	[a]	268,481
Automatic Data Processing		2,254		308,077
Avalara		4,289	[a]	319,959
Coupa Software		2,235	[a,b]	312,297
Intuit		3,355		771,650
Mastercard, Cl. A		4,018		970,588
Microsoft		32,196		5,077,631
PayPal Holdings		8,850	[a]	847,299
Proofpoint		2,916	[a]	299,152
RingCentral, Cl. A		1,271	[a]	269,338
salesforce.com		4,641	[a]	668,211
ServiceNow		1,888	[a]	541,063
Square, Cl. A		8,284	[a]	433,916
Synopsys		2,751	[a]	354,301
Visa, Cl. A		11,308	[b]	1,821,945
				14,880,998
Technology Hardware & Equipment - 9.2%
Apple		17,836		4,535,517
Ciena		8,498	[a]	338,305
Lumentum Holdings		8,883	[a]	654,677
				5,528,499
Transportation - .8%
Norfolk Southern		3,438		501,948
Total Common Stocks (cost $41,834,862)				59,793,392
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $153,454)	0.40	153,454	[d]	153,454
Total Investments (cost $41,988,316)		100.0%		59,946,846
Cash and Receivables (Net)		.0%		26,001
Net Assets		100.0%		59,972,847

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2020, the value of the fund’s securities on loan was $3,121,060 and the value of the collateral was $3,276,980, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Growth Fund

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	59,793,392	-	-	59,793,392
Investment Companies	153,454	-	-	153,454

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2020, accumulated net unrealized appreciation on investments was $17,958,530, consisting of $19,874,341 gross unrealized appreciation and $1,915,811 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.